Intangible Assets (Details) - Schedule of Changes in the Value of Intangible Assets - Software development [Member] - CLP ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Changes in the Value of Intangible Assets [Line Items]
Gross, beginning balance	$ 351,309	$ 294,745
Gross, ending balance	378,800	351,309
Accumulated amortization, beginning balance	(243,520)	(199,334)
Accumulated amortization, ending balance	(281,249)	(243,520)
Acquisitions	45,067	54,899
Disposals and impairment	(5,415)	(145)
Other	(12,161)	1,810
Year’s amortisation	(53,393)	(42,376)
Disposals and impairment	5,415
Impairment	(1,912)
Other changes	$ 12,161	$ (1,810)